Derivatives and Hedging Activities (Derivatives Included in AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive (loss) income on interest rate derivatives	$ (32,630)	$ (11,625)	$ 2,109
Total amount of interest expense presented in the consolidated statements of operations and comprehensive loss	51,519	56,059	49,471
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive (loss) income on interest rate derivatives	(40,614)	(10,753)	2,367
Amount of (loss) gain reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ (7,999)	$ 872	$ 258